Debt - Schedule Of Outstanding loan balances (Detail) - USD ($) $ in Thousands	Oct. 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Shares Issued And Outstanding [Line Items]
Line of credit	$ 20,000	$ 28,842		$ 22,208
Less current maturities	0	(97)		(1,167)
Less deferred financing costs	(983)	(996)		(1,730)
Plus accrued interest	121
Plus accrued Final payment	217	169		142
Long term debt, net of current portion	19,355	27,918		19,453
Term Loan [Member]
Shares Issued And Outstanding [Line Items]
Line of credit	$ 20,000	1,042		2,208
Plus accrued Final payment		28		51
Line of Credit [Member]
Shares Issued And Outstanding [Line Items]
Line of credit		7,800
Loans Payable [Member]
Shares Issued And Outstanding [Line Items]
Line of credit		$ 20,000	$ 20,000	$ 20,000